UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Eubel Brady & Suttman Income and Appreciation Fund

(EBSZX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$11	0.22%

How did the Fund perform during the reporting period?

The Fund posted solid investment results, in our view, for the fiscal semi-annual period ended January 31, 2025, as yields of maturities three years or less generally declined across the credit spectrum. There is an inverse relationship between bond yields and bond prices, and the Fund benefited from declining yields along that segment of the yield curve. Credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) generally tightened during the period, in all but the shortest maturities, which also benefited the Fund. Declining yields and narrowing credit spreads were tailwinds. In addition, the value of the Fund’s convertible holdings rose, on average, during the period along with their underlying equities.

The Federal Reserve (the “Fed”) held overnight rates steady at 4.25% - 4.50% upon the conclusion of its January meeting. This pause was in part due to inflation remaining elevated relative to the Fed's 2% average inflation target and comes after three consecutive rate cuts in calendar year 2024. The presumption that further rate cuts are almost certain during calendar year 2025 has faded. Data and the economic environment will most likely drive the Fed’s decisions.

The Fund was overweight convertible and non-convertible corporate issues relative to Treasurys and maintained a shorter duration than its benchmark during the reporting period which contributed to its outperformance. Short-term yields generally troughed in late September 2024 and peaked in January 2025 before declining into the end of the reporting period.

Given the Fund’s flexible investment mandate, its strategy can adjust as needed to address shifting yields, credit spreads and convertible conditions while pursuing its investment objective of maximizing total return by producing income and capital appreciation.

How has the Fund performed over the last ten years?

For the one-year, five-year and 10-year periods ending January 31, 2025, the Fund bested its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual selection of convertible and non-convertible securities.

Total Return Based on $10,000 Investment

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Eubel Brady & Suttman Income and Appreciation Fund - $14,592
Bloomberg U.S. Aggregate Bond Index - $11,256
ICE BofA 1-10 Year Corp. Index - $12,920
ICE BofA U.S. Yield Alternatives Index - $16,309

	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA U.S. Yield Alternatives Index
Jan-2015	$10,000	$10,000	$10,001	$10,000
Jan-2016	$9,505	$9,984	$9,987	$8,763
Jan-2017	$10,690	$10,129	$10,388	$10,221
Jan-2018	$11,180	$10,347	$10,689	$11,052
Jan-2019	$11,085	$10,580	$10,927	$11,370
Jan-2020	$11,571	$11,600	$12,024	$12,838
Jan-2021	$12,394	$12,148	$12,713	$14,476
Jan-2022	$12,891	$11,787	$12,418	$14,165
Jan-2023	$12,783	$10,802	$11,719	$13,456
Jan-2024	$13,493	$11,028	$12,321	$14,270
Jan-2025	$14,592	$11,256	$12,920	$16,309

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	8.15%	4.75%	3.85%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA 1-10 Year Corp. Index	4.86%	1.45%	2.59%
ICE BofA U.S. Yield Alternatives Index	14.29%	4.90%	5.01%

Fund Statistics

  Net Assets$150,192,757
  Number of Portfolio Holdings36
  Advisory Fee $0
  Portfolio Turnover9%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of non-convertible fixed income securities and convertible securities.

Sector Weighting (% of net assets)

Financials
Consumer Discretionary
Technology
Communications
Money Market
Industrials
Consumer Staples
Materials
Energy
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	3.3%
Materials	3.4%
Consumer Staples	6.0%
Industrials	9.0%
Money Market	10.4%
Communications	12.3%
Technology	13.7%
Consumer Discretionary	20.0%
Financials	21.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Spotify USA, Inc., 0.000%, due 03/15/26	4.7%
Patrick Industries, Inc., 1.750%, due 12/1/28	4.1%
Lyft, Inc., 0.625%, due 03/1/29 144A	4.0%
Airbnb, Inc., 0.000%, due 03/15/26	3.8%
TripAdvisor, Inc., 0.250%, due 04/1/26	3.8%
Micron Technology, Inc., 6.750%, due 11/1/29	3.5%
John Bean Technologies Corporation, 0.250%, due 05/15/26	3.4%
Natural Resource Partners, L.P.	3.4%
Markel Group, Inc., 6.000%, due 12/31/99	3.3%
CNX Resources Corporation, 6.000%, due 01/15/29 144A	3.3%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	2.3%
Common Stocks	3.8%
Convertible Bonds	53.3%
Corporate Bonds	30.1%
Money Market Funds	10.5%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Change In Or Disagreement With Accountants

During the period ended January 31, 2025, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (800) 391-1223.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-EBSZX

Eubel Brady & Suttman Income and Appreciation Fund (EBSZX)

Semi-Annual Shareholder Report - January 31, 2025

Eubel Brady & Suttman Income Fund

(EBSFX)

Semi-Annual Shareholder Report - January 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$9	0.17%

How did the Fund perform during the reporting period?

The Fund posted solid investment results, in our view, for the fiscal semi-annual period ended January 31, 2025, as yields of maturities three years or less generally declined across the credit spectrum. There is an inverse relationship between bond yields and bond prices, and the Fund benefited from declining yields along that segment of the yield curve. Credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) generally tightened during the period, in all but the shortest maturities, which also benefited the Fund. Declining yields and narrowing credit spreads were tailwinds.

The Federal Reserve (the “Fed”) held overnight rates steady at 4.25% - 4.50% upon the conclusion of its January meeting. This pause was in part due to inflation remaining elevated relative to the Fed's 2% average inflation target and comes after three consecutive rate cuts in calendar year 2024. The presumption that further rate cuts are almost certain during calendar year 2025 has faded. Data and the economic environment will most likely drive the Fed’s decisions.

The Fund was overweight corporate issues relative to Treasurys and maintained a shorter duration than its benchmark during the reporting period which contributed to its outperformance. Short-term yields generally troughed in late September 2024 and peaked in January 2025 before declining into the end of the reporting period.

Given the Fund’s flexible investment mandate, its strategy can adjust as needed to address shifting yields and credit spreads while pursuing its investment objective of preserving capital, producing income and maximizing total return.

How has the Fund performed over the last ten years?

For the one-year, five-year and 10-year periods ending January 31, 2025, the Fund bested its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual security selection.

Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
Jan-2015
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Eubel Brady & Suttman Income Fund - $13,147
Bloomberg U.S. Aggregate Bond Index - $11,256
ICE BofA U.S. Corporate & Government 1-10 Yrs Index - $11,772

	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jan-2015	$10,000	$10,000	$10,000
Jan-2016	$9,859	$9,984	$10,073
Jan-2017	$10,535	$10,129	$10,192
Jan-2018	$10,735	$10,347	$10,299
Jan-2019	$10,901	$10,580	$10,567
Jan-2020	$11,342	$11,600	$11,359
Jan-2021	$11,840	$12,148	$11,874
Jan-2022	$11,911	$11,787	$11,582
Jan-2023	$11,745	$10,802	$10,971
Jan-2024	$12,393	$11,028	$11,373
Jan-2025	$13,147	$11,256	$11,772

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	6.08%	3.00%	2.77%
Bloomberg U.S. Aggregate Bond Index	2.07%	-0.60%	1.19%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	3.50%	0.72%	1.64%

Fund Statistics

Net Assets	$416,974,950
Number of Portfolio Holdings	51
Advisory Fee	$0
Portfolio Turnover	21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of income producing securities.

Sector Weighting (% of net assets)

Financials
Money Market
Industrials
U.S. Treasury Obligations
Consumer Discretionary
Technology
Materials
Consumer Staples
Communications
Health Care
Other Assets in Excess of Liabilities
0%
10%
20%
30%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Health Care	3.7%
Communications	4.0%
Consumer Staples	4.1%
Materials	5.4%
Technology	7.5%
Consumer Discretionary	8.6%
U.S. Treasury Obligations	11.3%
Industrials	14.5%
Money Market	14.7%
Financials	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.375%, due 12/31/29	3.0%
Timken Company (The), 4.500%, due 12/15/28	2.9%
U.S. Treasury Notes, 4.625%, due 04/30/29	2.9%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.9%
Markel Group, Inc., 6.000%, due 12/31/99	2.9%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.7%
Penske Truck Leasing Company, L.P., 5.700%, due 02/1/28 144A	2.7%
LKQ Corporation, 5.750%, due 06/15/28	2.7%
HEICO Corporation, 5.250%, due 08/1/28	2.6%
Bank OZK, 2.750%, due 10/1/31	2.6%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	2.1%
Common Stocks	1.8%
Corporate Bonds	69.9%
Money Market Funds	14.8%
U.S. Treasury Obligations	11.4%

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.

Change In Or Disagreement With Accountants

During the period ended January 31, 2025, there were no changes in or disagreements with accountants.

Householding

If you wish to receive a copy of this document at a new address, contact (800) 391-1223.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013125-EBSFX

Eubel Brady & Suttman Income Fund (EBSFX)

Semi-Annual Shareholder Report - January 31, 2025

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	The Registrant schedules of investments are included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Eubel Brady & Suttman

Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman

Income Fund

Ticker Symbol: EBSFX

Each a series of the

Eubel Brady & Suttman Mutual Fund Trust

Semi-Annual Financial Statements
and Additional Information

January 31, 2025

(Unaudited)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)
CORPORATE BONDS — 30.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 2.0%
Marriott International, Inc., Series KK	4.900%	04/15/29	$3,000,000	$2,995,030

Consumer Staples — 2.8%
Walgreens Boots Alliance, Inc.	3.200%	04/15/30	5,000,000	4,153,402

Energy — 3.3%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	4,958,548

Financials — 16.4%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,639,810
CNG Holdings, Inc., 144A	14.500%	06/30/26	2,492,000	2,192,960
First Maryland Capital I (TSFR3M + 126.16) (a)	5.564%	01/15/27	2,000,000	1,969,011
GitSit Solutions, LLC, 144A (b)(c)(d)	8.000%	11/15/29	3,500,000	3,504,676
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(e)	6.000%	12/31/99	5,000,000	4,986,925
NCP SNIP (b)(d)	13.500%	12/31/25	1,800,000	1,783,058
Ponder Farms LBC, LLC, Series 2025, 144A (b)(d)	8.500%	01/01/29	2,550,000	2,558,265
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	1,958,000
Truist Financial Corporation (TSFR3M + 93.161) (a)	6.050%	05/15/27	2,000,000	1,970,102
				24,562,807
Industrials — 2.0%
Reese Farms Development, LLC, 144A (b)(d)	8.500%	07/15/29	3,000,000	3,011,727

Technology — 3.5%
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,319,981

Total Corporate Bonds (Cost $45,811,232)				$45,001,495

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
CONVERTIBLE BONDS — 52.9%	Coupon	Maturity	Par Value	Value
Communications — 12.3%
Airbnb, Inc.	0.000%	03/15/26	$6,000,000	$5,663,853
Spotify USA, Inc.	0.000%	03/15/26	6,000,000	7,121,400
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,662,800
				18,448,053
Consumer Discretionary — 18.0%
Chegg, Inc.	0.125%	03/15/25	3,000,000	2,940,000
Chegg, Inc.	0.000%	09/01/26	3,000,000	2,452,500
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,603,973
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,303,580
Ford Motor Company	0.000%	03/15/26	5,000,000	4,887,500
Guess, Inc.	3.750%	04/15/28	5,000,000	4,622,500
Patrick Industries, Inc.	1.750%	12/01/28	4,000,000	6,188,997
				26,999,050
Consumer Staples — 3.2%
Spectrum Brands, Inc., 144A	3.375%	06/01/29	5,000,000	4,887,500

Financials — 2.2%
Prospect Capital Corporation	6.375%	03/01/25	3,272,000	3,255,640

Industrials — 7.0%
Lyft, Inc., 144A	0.625%	03/01/29	6,000,000	5,943,000
Winnebago Industries, Inc., 144A	3.250%	01/15/30	5,000,000	4,575,000
				10,518,000
Technology — 10.2%
Bentley Systems, Inc.	0.125%	01/15/26	5,000,000	4,895,000
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	907,000
John Bean Technologies Corporation	0.250%	05/15/26	5,000,000	5,139,500
Xerox Holdings Corporation, 144A	3.750%	03/15/30	6,000,000	4,479,157
				15,420,657

Total Convertible Bonds (Cost $78,331,101)				$79,528,900

BANK DEBT — 2.3%	Coupon	Maturity	Par Value	Value
Financials — 2.3%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (a)(b)(d) (Cost $3,524,249)	9.370%	09/19/26	$3,524,249	$3,461,969

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 3.8%	Shares	Value
Financials — 0.4%
Lincoln National Corporation	15,673	$551,063

Materials — 3.4%
Natural Resource Partners, L.P.	48,000	5,088,000

Total Common Stocks (Cost $4,456,029)		$5,639,063

MONEY MARKET FUNDS — 10.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.29% (f) (Cost $15,679,846)	15,679,846	$15,679,846

Total Investments at Value — 99.4% (Cost $147,802,457)		$149,311,273

Other Assets in Excess of Liabilities — 0.6%		881,484

Net Assets — 100.0%		$150,192,757

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $38,068,833 as of January 31, 2025, representing 25.3% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.

TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Illiquid security. The total fair value of these securities as of January 31, 2025 was $14,319,695, representing 9.5% of net assets.

(c)	When-issued security.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $14,319,695 as of January 31, 2025, representing 9.5% of net assets.

(e)	Security has a perpetual maturity.

(f)	The rate shown is the 7-day effective yield as of January 31, 2025.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)
CORPORATE BONDS — 69.2%	Coupon	Maturity	Par Value	Value
Communications — 4.0%
Discovery Communications, LLC	3.950%	06/15/25	$6,851,000	$6,823,995
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	3,994,516
VeriSign, Inc.	4.750%	07/15/27	6,000,000	5,975,460
				16,793,971
Consumer Discretionary — 8.6%
LKQ Corporation	5.750%	06/15/28	11,000,000	11,194,382
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,023,995
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,326,404
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,396,381
				35,941,162
Consumer Staples — 4.1%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,219,227
Kroger Company (The)	2.650%	10/15/26	5,098,000	4,928,896
Walgreens Boots Alliance, Inc.	3.450%	06/01/26	4,000,000	3,894,813
				17,042,936
Financials — 23.1%
American Express Company	2.250%	03/04/25	5,500,000	5,500,000
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,340,997
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	10,796,048
Charles Schwab Corporation (The) (a)	5.375%	12/31/99	5,000,000	4,977,925
CNG Holdings, Inc., 144A	14.500%	06/30/26	3,969,000	3,492,720
First Maryland Capital I (TSFR3M + 126.16) (b)	5.564%	01/15/27	5,000,000	4,922,526
Loews Corporation	3.750%	04/01/26	6,000,000	5,938,555
Markel Group, Inc. (H15T5Y + 566.2, effective 06/01/25) (a)(b)	6.000%	12/31/99	12,000,000	11,968,619
Morgan Stanley, Series I (SOFR + 166.9, effective 07/17/25) (b)	4.679%	07/17/26	8,000,000	7,995,125
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,531,469
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,671,116
Ponder Farms LBC, LLC, Series 2025, 144A (c)(d)	8.500%	01/01/29	6,000,000	6,019,446
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (b)	3.125%	06/30/31	5,800,000	5,162,000
Truist Financial Corporation (TSFR3M + 93.16) (b)	6.050%	05/15/27	5,788,000	5,701,476
Zions Bancorporation	3.250%	10/29/29	5,000,000	4,464,981
				96,483,003

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 69.2% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 3.7%
Edwards Lifesciences Corporation	4.300%	06/15/28	$5,000,000	$4,903,516
Humana, Inc.	3.950%	03/15/27	4,500,000	4,419,956
McKesson Corporation	0.900%	12/03/25	6,065,000	5,888,154
				15,211,626
Industrials — 14.5%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,027,354
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,374,269
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,199,220
Raytheon Technology Corporation	3.950%	08/16/25	5,000,000	4,983,329
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	5,000,000	5,019,545
Textron, Inc.	3.900%	09/17/29	7,000,000	6,669,845
Timken Company (The)	4.500%	12/15/28	12,433,000	12,241,074
				60,514,636
Materials — 3.7%
Ball Corporation	6.000%	06/15/29	7,000,000	7,077,777
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,554,903
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,868,809
				15,501,489
Technology — 7.5%
Arrow Electronics, Inc.	5.150%	08/21/29	5,000,000	4,985,095
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,988,382
Hewlett Packard Enterprise Company	4.900%	10/15/25	5,231,000	5,234,522
Keysight Technologies, Inc.	4.600%	04/06/27	3,614,000	3,599,159
Micron Technology, Inc.	6.750%	11/01/29	5,000,000	5,319,981
Western Digital Corporation	4.750%	02/15/26	7,000,000	6,959,803
				31,086,942

Total Corporate Bonds (Cost $289,290,657)				$288,575,765

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
U.S. TREASURY OBLIGATIONS — 11.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 11.3%
U.S. Treasury Notes	4.500%	05/15/27	$12,000,000	$12,060,469
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,490,976
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,122,813
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,503,906
Total U.S. Treasury Obligations (Cost $46,952,591)				$47,178,164

BANK DEBT — 2.1%	Coupon	Maturity	Par Value	Value
Financials — 2.1%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (a)(c)(d) (Cost $8,810,623)	9.370%	09/19/26	$8,810,623	$8,654,922

COMMON STOCKS — 1.7%	Shares	Value
Materials — 1.7%
Natural Resource Partners, L.P. (Cost $6,196,936)	69,000	$7,314,000

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 14.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 4.29% (e) (Cost $61,185,670)	61,185,670	$61,185,670

Total Investments at Value — 99.0% (Cost $412,436,477)		$412,908,521

Other Assets in Excess of Liabilities — 1.0%		4,066,429

Net Assets — 100.0%		$416,974,950

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $39,424,400 as of January 31, 2025, representing 9.5% of net assets.

H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.

SOFR -	Secured Overnight Financing Rate.

TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Security has a perpetual maturity.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2025 was $25,365,029, representing 6.1% of net assets.

(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $25,365,029 as of January 31, 2025, representing 6.1% of net assets.

(e)	The rate shown is the 7-day effective yield as of January 31, 2025.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
ASSETS
Investments in securities:
At cost	$147,802,457	$412,436,477
At value (Note 2)	149,311,273	412,908,521
Receivable for capital shares sold	53,310	162,087
Dividends and interest receivable	837,418	3,998,012
Other assets	20,141	23,584
Total assets	150,222,142	417,092,204

LIABILITIES
Distributions payable	235	1,445
Payable for capital shares redeemed	4,819	64,808
Payable to administrator (Note 4)	11,090	26,510
Accrued shareholder servicing fees (Note 6)	5,020	12,180
Other accrued expenses	8,221	12,311
Total liabilities	29,385	117,254

NET ASSETS	$150,192,757	$416,974,950

NET ASSETS CONSIST OF:
Paid-in capital	$148,699,809	$427,618,263
Accumulated earnings (deficit)	1,492,948	(10,643,313)
NET ASSETS	$150,192,757	$416,974,950

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,210,368	43,261,015

Net asset value, offering price and redemption price per share (Note 2)	$9.87	$9.64

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2025 (Unaudited)
	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
INVESTMENT INCOME
Dividends	$291,388	$510,258
Interest	3,237,538	8,808,250
Total investment income	3,528,926	9,318,508

EXPENSES
Administration fees (Note 4)	67,929	159,201
Shareholder servicing fees (Note 6)	29,852	72,202
Registration and filing fees	14,313	15,699
Legal fees	11,429	11,429
Custody and bank service fees	6,662	14,641
Trustees’ fees and expenses (Note 4)	10,302	10,302
Audit and tax services fees	9,932	9,932
Insurance expense	3,767	7,872
Shareholder reporting expenses	3,169	3,169
Pricing fees	2,587	3,729
Postage and supplies	1,834	1,753
Other expenses	3,736	4,290
Total expenses	165,512	314,219

NET INVESTMENT INCOME	3,363,414	9,004,289

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains (losses) from investment transactions	2,968,930	(1,463,616)
Net change in unrealized appreciation (depreciation) on investments	133,054	5,055,076
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,101,984	3,591,460

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,465,398	$12,595,749

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	January 31,	Ended
	2025	July 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$3,363,414	$7,227,751
Net realized gains (losses) from investment transactions	2,968,930	(859,571)
Net change in unrealized appreciation (depreciation) on investments	133,054	5,789,681
Net increase in net assets resulting from operations	6,465,398	12,157,861

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(5,051,061)	(8,059,714)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,054,293	24,980,016
Net asset value of shares issued in reinvestment of distributions to shareholders	5,048,901	8,056,670
Payments for shares redeemed	(35,817,152)	(15,259,307)
Net increase (decrease) in net assets from capital share transactions	(25,713,958)	17,777,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,299,621)	21,875,526

NET ASSETS
Beginning of period	174,492,378	152,616,852
End of period	$150,192,757	$174,492,378

CAPITAL SHARES ACTIVITY
Shares sold	514,227	2,575,609
Shares reinvested	514,633	839,803
Shares redeemed	(3,688,232)	(1,583,997)
Net increase (decrease) in shares outstanding	(2,659,372)	1,831,415
Shares outstanding at beginning of period	17,869,740	16,038,325
Shares outstanding at end of period	15,210,368	17,869,740

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year
	January 31,	Ended
	2025	July 31,
	(Unaudited)	2024
FROM OPERATIONS
Net investment income	$9,004,289	$18,381,277
Net realized losses from investment transactions	(1,463,616)	(921,232)
Net change in unrealized appreciation (depreciation) on investments	5,055,076	10,447,802
Net increase in net assets resulting from operations	12,595,749	27,907,847

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(9,024,127)	(18,391,543)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	73,307,245	62,617,842
Net asset value of shares issued in reinvestment of distributions to shareholders	9,014,626	18,374,996
Payments for shares redeemed	(97,840,724)	(42,439,100)
Net increase (decrease) in net assets from capital share transactions	(15,518,853)	38,553,738

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,947,231)	48,070,042

NET ASSETS
Beginning of period	428,922,181	380,852,139
End of period	$416,974,950	$428,922,181

CAPITAL SHARES ACTIVITY
Shares sold	7,598,327	6,632,773
Shares reinvested	936,447	1,950,662
Shares redeemed	(10,176,154)	(4,502,403)
Net increase (decrease) in shares outstanding	(1,641,380)	4,081,032
Shares outstanding at beginning of period	44,902,395	40,821,363
Shares outstanding at end of period	43,261,015	44,902,395

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.76		$9.52	$9.65	$10.32	$9.76	$9.81

Income (loss) from investment operations:
Net investment income	0.22		0.43	0.37	0.25	0.26	0.34
Net realized and unrealized gains (losses) on investments	0.23		0.29	(0.07)	(0.49)	0.63	(0.05)
Total from investment operations	0.45		0.72	0.30	(0.24)	0.89	0.29

Less distributions from:
Net investment income	(0.29)		(0.45)	(0.37)	(0.25)	(0.27)	(0.34)
Net realized gains on investments	(0.05)		(0.03)	(0.06)	(0.18)	(0.06)	—
Total distributions	(0.34)		(0.48)	(0.43)	(0.43)	(0.33)	(0.34)

Net asset value at end of period	$9.87		$9.76	$9.52	$9.65	$10.32	$9.76
Total return (a)	4.67	% (b)	7.74%	3.24%	(2.39%)	9.20%	3.04%
Net assets at end of period (000’s)	$150,193		$174,492	$152,617	$120,882	$118,185	$101,634

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.22	% (c)	0.21%	0.22%	0.25%	0.26%	0.27%
Ratio of net investment income to average net assets	4.48	% (c)	4.43%	3.91%	2.47%	2.59%	3.48%
Portfolio turnover rate	9	% (b)	22%	23%	33%	50%	45%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2025		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value at beginning of period	$9.55		$9.33	$9.54	$9.97	$9.85	$9.86

Income (loss) from investment operations:
Net investment income	0.24		0.43	0.34	0.19	0.21	0.35
Net realized and unrealized gains (losses) on investments	0.09		0.22	(0.21)	(0.43)	0.12	(0.01)
Total from investment operations	0.33		0.65	0.13	(0.24)	0.33	0.34

Less distributions from net investment income	(0.24)		(0.43)	(0.34)	(0.19)	(0.21)	(0.35)
Net asset value at end of period	$9.64		$9.55	$9.33	$9.54	$9.97	$9.85
Total return (a)	3.48	% (b)	7.15%	1.46%	(2.40%)	3.43%	3.49%

Net assets at end of period (000’s)	$416,975		$428,922	$380,852	$350,756	$311,539	$203,495
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.17	% (c)	0.17%	0.17%	0.18%	0.20%	0.21%
Ratio of net investment income to average net assets	4.92	% (c)	4.58%	3.69%	2.01%	2.13%	3.51%
Portfolio turnover rate	21	% (b)	19%	40%	50%	33%	27%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023- 07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Eubel Brady & Suttman Asset Management, Inc. (the “Adviser” of the Funds). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Securities that are traded on any stock exchange are generally valued at the last quoted sale price.

EUBEL BRADY & SUTTMAN MUTUAL FUND
TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If the Adviser, the Valuation Designee, determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values for these securities are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of January 31, 2025 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,143,769	$10,857,726	$45,001,495
Convertible Bonds	—	79,528,900	—	79,528,900
Bank Debt	—	—	3,461,969	3,461,969
Common Stocks	5,639,063	—	—	5,639,063
Money Market Funds	15,679,846	—	—	15,679,846
Total	$21,318,909	$113,672,669	$14,319,695	$149,311,273

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$271,865,658	$16,710,107	$288,575,765
U.S. Treasury Obligations	—	47,178,164	—	47,178,164
Bank Debt	—	—	8,654,922	8,654,922
Common Stocks	7,314,000	—	—	7,314,000
Money Market Funds	61,185,670	—	—	61,185,670
Total	$68,499,670	$319,043,822	$25,365,029	$412,908,521

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended January 31, 2025:

EBS Income and Appreciation Fund
				Net change	Value
	Value as			in unrealized	as of
	of July 31,		Sales/	appreciation	January 31,
Investments in Securities	2024	Purchases	maturities	(depreciation)	2025
Corporate Bonds	$1,765,237	$9,050,000	$—	$42,489	$10,857,726
Bank Debt	2,493,042	3,963,211	(2,910,950)	(83,334)	3,461,969
Total	$4,258,279	$13,013,211	$(2,910,950)	$(40,845)	$14,319,695

EBS Income Fund
				Net change	Value
	Value as			in unrealized	as of
	of July 31,		Sales/	appreciation	January 31,
Investments in Securities	2024	Purchases	maturities	(depreciation)	2025
Corporate Bonds	$5,614,433	$11,000,000	$—	$95,674	$16,710,107
Bank Debt	6,232,605	9,908,029	(7,277,376)	(208,336)	8,654,922
Total	$11,847,038	$20,908,029	$(7,277,376)	$(112,662)	$25,365,029

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at January 31, 2025 is $(40,845) and $(112,662) for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
					Weighted
	Fair Value at				Average of
	January 31,	Valuation	Unobservable	Value/	Unobservable
	2025	Technique	Input[1]	Range	Inputs
Corporate Bonds	$10,857,726	DCF Model	Discount Rate[2]	7.94% -14.62%	9.20%
Bank Debt	$3,461,969	DCF Model	Discount Rate[2]	10.45%	N/A

EBS Income Fund
					Weighted
	Fair Value at				Average of
	January 31,	Valuation	Unobservable	Value/	Unobservable
	2025	Technique	Input[1]	Range	Inputs
Corporate Bonds	$16,710,107	DCF Model	Discount Rate[2]	8.22% -14.62%	10.41%
Bank Debt	$8,654,922	DCF Model	Discount Rate[2]	10.45%	N/A

DCF - Discounted Cash Flow

1	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

2	The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

There were no derivative instruments held by the Funds as of or during the six months ended January 31, 2025.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method and are included in interest income. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended January 31, 2025 and July 31, 2024 was as follows:

			Long-Term	Total
	Periods Ended	Ordinary Income	Capital Gains	Distributions
Eubel Brady & Suttman Income and Appreciation Fund	1/31/2025	$4,256,020	$795,041	$5,051,061
	7/31/2024	$7,771,391	$288,323	$8,059,714
Eubel Brady & Suttman Income Fund	1/31/2025	$9,024,127	$—	$9,024,127
	7/31/2024	$18,391,543	$—	$18,391,543

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2024:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of investments	$173,125,166	$429,017,257
Gross unrealized appreciation	$6,247,519	$3,512,246
Gross unrealized depreciation	(6,013,600)	(8,054,016)
Net unrealized appreciation (depreciation) on investments	233,919	(4,541,770)
Undistributed ordinary income	884,113	—
Accumulated capital and other losses	(1,039,421)	(9,673,165)
Distributable earnings (accumulated deficit)	$78,611	$(14,214,935)

The federal tax cost, unrealized appreciation (depreciation) as of January 31, 2025 is as follows:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund
Tax cost of investments	$148,944,300	$412,395,215
Gross unrealized appreciation	$5,117,585	$4,031,994
Gross unrealized depreciation	(4,750,612)	(3,518,688)
Net unrealized appreciation on investments	$366,973	$513,306

The difference between the federal income tax cost of investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Funds’ holdings in convertible bonds and master limited partnerships.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

As of July 31, 2024, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Short-term	$1	$1,960,892
Long-term	1,039,420	7,712,273
	$1,039,421	$9,673,165

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations.

3.	Unfunded Loan Commitment

At January 31, 2025, unfunded loan commitments for the Funds were as follows:

		Unfunded
Fund	Borrower	Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$475,751
EBS Income Fund	NCP Finance Limited Partnership	$1,189,377

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SVP Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such expenses. This agreement is currently in effect until December 1, 2025. No expense reimbursements were required during the six months ended January 31, 2025.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an interested person of the Trust receives from the Funds a fee of $3,281 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,250, paid quarterly.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Securities Transactions

During the six months ended January 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$12,828,003	$48,811,888
Proceeds from sales and maturities of investment securities	$52,741,716	$116,807,288

During the six months ended January 31, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$—	$22,896,484
Proceeds from sales and maturities of investment securities	$—	$—

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended January 31, 2025, EBS Income and Appreciation Fund and EBS Income Fund incurred $29,852 and $72,202, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the six months ended January 31, 2025.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2025, EBS Income Fund had 25.2% of the value of its net assets invested in securities within the Financials sector.

9.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ADDITIONAL INFORMATION (Unaudited)

Changes in Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

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(b)	Included with (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Filed under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Audit and Governance Committee shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not Applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	March 27, 2025

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer

Date	March 27, 2025

*	Print the name and title of each signing officer under his or her signature.